FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustment Movements - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Valuation Adjustment Movements [Abstract]
At 1 January	£ 521	£ 744
Income statement charge (credit)	47	(260)
Transfers	(6)	37
At 31 December	£ 562	£ 521